T. ROWE PRICE NEW INCOME FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 34.6%
FINANCIAL INSTITUTIONS 10.9%
Banking 5.4%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	24,875	26,646
Banco de Bogota, 4.375%, 8/3/27	34,200	36,512
Banco Santander Chile, 3.875%, 9/20/22 (1)	18,645	19,397
Bank of America, VR, 2.496%, 2/13/31 (2)(3)	77,190	78,332
Bank of America, VR, 3.366%, 1/23/26 (2)	35,000	37,330
Bank of America, VR, 3.55%, 3/5/24 (2)	47,295	49,868
Bank of America, VR, 3.559%, 4/23/27 (2)	11,780	12,780
Bank of America, VR, 4.271%, 7/23/29 (2)	43,560	50,046
Barclays, 3.684%, 1/10/23	23,065	23,777
Barclays, VR, 3.932%, 5/7/25 (2)	20,485	21,776
Barclays, VR, 4.61%, 2/15/23 (2)	34,120	35,821
Barclays Bank, 5.14%, 10/14/20	32,074	32,771
BBVA Bancomer, 4.375%, 4/10/24 (1)	45,790	48,900
BBVA Bancomer, VR, 5.875%, 9/13/34 (2)(3)	13,550	15,099
BNP Paribas, VR, 3.052%, 1/13/31 (1)(2)(3)	26,815	27,630
Capital One Bank USA, 3.375%, 2/15/23 (3)	22,549	23,664
Capital One Financial, 0.80%, 6/12/24 (EUR)	16,850	18,948
Capital One Financial, 3.30%, 10/30/24	41,427	43,885
Capital One Financial, 3.75%, 3/9/27	17,285	18,841
Capital One Financial, 3.80%, 1/31/28	43,030	46,961
CIT Bank, VR, 2.969%, 9/27/25 (2)	23,955	24,584
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)	28,155	28,657
Danske Bank, 2.00%, 9/8/21 (1)	21,880	21,973
Danske Bank, 2.70%, 3/2/22 (1)	15,980	16,268
Danske Bank, 3.875%, 9/12/23 (1)	12,821	13,590
Danske Bank, 5.375%, 1/12/24 (1)	21,050	23,574
Danske Bank, VR, 3.001%, 9/20/22 (1)(2)	7,575	7,685

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	12,910	13,482
Discover Financial Services, 3.75%, 3/4/25 (3)	24,305	26,024
Discover Financial Services, 4.10%, 2/9/27	49,385	53,774
Goldman Sachs Group, 3.50%, 11/16/26	26,440	28,432
Goldman Sachs Group, 3.85%, 1/26/27	11,150	12,228
Goldman Sachs Group, VR, 4.223%, 5/1/29 (2)	82,350	93,346
HSBC Holdings, 3.90%, 5/25/26	25,745	28,107
HSBC Holdings, VR, 3.95%, 5/18/24 (2)	10,790	11,425
HSBC Holdings, VR, 4.292%, 9/12/26 (2)	2,375	2,610
JPMorgan Chase, 3.90%, 7/15/25	13,995	15,453
JPMorgan Chase, VR, 2.739%, 10/15/30 (2)(3)	63,860	66,574
Morgan Stanley, VR, 2.699%, 1/22/31 (2)	30,825	31,663
Royal Bank of Scotland Group, 3.875%, 9/12/23	13,898	14,783
Royal Bank of Scotland Group, 5.125%, 5/28/24	22,657	24,777
Royal Bank of Scotland Group, 6.125%, 12/15/22	751	823
Royal Bank of Scotland Group, VR, 3.498%, 5/15/23 (2)	40,780	42,038
Synchrony Financial, 3.70%, 8/4/26 (3)	4,270	4,522
Synchrony Financial, 4.25%, 8/15/24 (3)	5,540	5,973
Synchrony Financial, 4.375%, 3/19/24	9,180	9,864
Wells Fargo, VR, 2.572%, 2/11/31 (2)(3)	32,210	32,585
		1,323,798
Finance Companies 1.4%
AerCap Ireland Capital, 3.50%, 5/26/22	15,915	16,432
AerCap Ireland Capital, 3.50%, 1/15/25	4,085	4,264
AerCap Ireland Capital, 3.95%, 2/1/22	24,785	25,560
AerCap Ireland Capital, 4.625%, 7/1/22	9,300	9,858
AerCap Ireland Capital, 4.875%, 1/16/24	30,027	32,542
Avolon Holdings Funding, 3.25%, 2/15/27 (1)(3)	9,950	9,945
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	7,215	7,510
Avolon Holdings Funding, 4.375%, 5/1/26 (1)(3)	15,400	16,380
Avolon Holdings Funding, 5.125%, 10/1/23 (1)	39,095	41,881

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
GE Capital International Funding, 3.373%, 11/15/25	53,835	57,279
GE Capital International Funding, 4.418%, 11/15/35	89,610	101,990
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	9,555	10,167
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	15,190	16,149
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	5,951	6,410
		356,367
Insurance 1.6%
AIA Group, 3.90%, 4/6/28 (1)	42,045	46,831
American International Group, 3.90%, 4/1/26	4,730	5,237
Centene, 3.375%, 2/15/30 (1)(3)	23,860	23,860
Centene, 4.25%, 12/15/27 (1)	33,734	34,746
Centene, 4.625%, 12/15/29 (1)(3)	42,440	45,411
Centene, 5.375%, 6/1/26 (1)	16,545	17,414
CNO Financial Group, 5.25%, 5/30/25	34,660	39,123
Equitable Holdings, 3.90%, 4/20/23	8,105	8,675
Fidelity National Financial, 4.50%, 8/15/28	16,010	18,356
Humana, 3.85%, 10/1/24	23,705	25,636
UnitedHealth Group, 3.50%, 8/15/39	5,310	5,862
UnitedHealth Group, 3.70%, 12/15/25 (3)	21,755	24,199
UnitedHealth Group, 3.70%, 8/15/49 (3)	22,830	25,534
UnitedHealth Group, 4.25%, 6/15/48	15,025	18,049
UnitedHealth Group, 4.45%, 12/15/48	21,385	26,679
Willis North America, 3.60%, 5/15/24	20,420	22,023
		387,635
Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, 2.75%, 12/15/29	17,305	17,987
Alexandria Real Estate Equities, 3.95%, 1/15/27	26,345	29,184
Alexandria Real Estate Equities, 3.95%, 1/15/28	16,220	18,190
American Campus Communities Operating Partnership, 2.85%,
2/1/30	37,652	38,346
American Campus Communities Operating Partnership, 3.30%,
7/15/26	16,895	18,028

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
American Campus Communities Operating Partnership,
3.625%, 11/15/27	18,040	19,721
Boston Properties, 2.75%, 10/1/26 (3)	26,708	27,916
Boston Properties, 3.20%, 1/15/25	4,629	4,926
Boston Properties, 3.65%, 2/1/26 (3)	20,960	22,711
Brixmor Operating Partnership, 3.65%, 6/15/24	43,450	46,588
Brixmor Operating Partnership, 3.85%, 2/1/25	8,595	9,311
Brixmor Operating Partnership, 3.90%, 3/15/27 (3)	31,087	33,821
Brixmor Operating Partnership, 4.125%, 6/15/26 (3)	57,211	63,333
Essex Portfolio, 3.00%, 1/15/30 (3)	14,925	15,661
Essex Portfolio, 3.625%, 5/1/27	11,045	12,062
Healthpeak Properties, 3.25%, 7/15/26	3,455	3,725
Healthpeak Properties, 3.50%, 7/15/29	3,910	4,201
Highwoods Realty, 4.125%, 3/15/28 (3)	17,905	19,891
Highwoods Realty, 4.20%, 4/15/29	12,180	13,708
Regency Centers, 4.125%, 3/15/28	10,100	11,431
Ventas Realty, 3.25%, 10/15/26	51,880	55,397
VEREIT Operating Partnership, 3.95%, 8/15/27	29,214	32,020
VEREIT Operating Partnership, 4.60%, 2/6/24	42,230	46,528
VEREIT Operating Partnership, 4.875%, 6/1/26	47,755	54,718
		619,404
Total Financial Institutions		2,687,204
INDUSTRIAL 21.4%
Basic Industry 0.7%
Anglo American Capital, 4.00%, 9/11/27 (1)	2,755	2,958
Anglo American Capital, 4.125%, 9/27/22 (1)	10,475	10,946
Anglo American Capital, 4.75%, 4/10/27 (1)	17,831	19,993
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	20,810	21,364
Sasol Financing USA, 5.875%, 3/27/24	35,000	37,290
Solvay Finance America, 4.45%, 12/3/25 (1)	34,580	38,851
Suzano Austria, 5.00%, 1/15/30 (3)	14,230	14,807

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Suzano Austria, 6.00%, 1/15/29	19,970	22,408
Westlake Chemical, 1.625%, 7/17/29 (EUR)	11,421	12,822
		181,439
Capital Goods 0.6%
Boral Finance Property, 3.00%, 11/1/22 (1)	5,705	5,843
Boral Finance Property, 3.75%, 5/1/28 (1)(3)	52,215	55,412
General Electric, 3.375%, 3/11/24 (3)	15,890	16,806
General Electric, 3.45%, 5/15/24 (3)	5,090	5,408
General Electric, 5.55%, 1/5/26	20,985	24,999
General Electric, Series D, VR, 5.00% (2)(3)(4)	9,746	9,454
Martin Marietta Materials, 4.25%, 7/2/24	23,000	25,079
Roper Technologies, 2.95%, 9/15/29	10,710	11,413
		154,414
Communications 4.5%
Altice Financing, 7.50%, 5/15/26 (1)(3)	12,800	13,456
Altice Finco, 7.625%, 2/15/25 (1)	8,450	8,799
Altice France, 5.50%, 1/15/28 (1)(3)	10,315	10,315
Altice Luxembourg, 7.625%, 2/15/25 (1)	2,136	2,219
AT&T, 4.50%, 3/9/48 (3)	69,540	79,334
British Telecommunications, 3.25%, 11/8/29 (1)(3)	25,180	26,007
CC Holdings, 3.849%, 4/15/23	66,590	70,646
Charter Communications Operating, 4.80%, 3/1/50 (3)	21,890	23,586
Charter Communications Operating, 4.908%, 7/23/25	32,892	36,844
Charter Communications Operating, 6.484%, 10/23/45	5,715	7,349
Comcast, 3.15%, 3/1/26 (3)	27,755	29,854
Comcast, 3.20%, 7/15/36	4,475	4,812
Comcast, 3.25%, 11/1/39	41,990	45,482
Comcast, 3.30%, 2/1/27	69,260	75,240
Comcast, 4.15%, 10/15/28 (3)	14,955	17,338
Comcast, 4.70%, 10/15/48	26,675	35,024
Crown Castle Towers, 3.222%, 5/15/22 (1)	4,785	4,899

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Crown Castle Towers, 3.663%, 5/15/25 (1)	52,455	56,326
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	18,000	19,005
Fox, 4.709%, 1/25/29 (1)	17,005	19,954
MTN Mauritius Investments, 4.755%, 11/11/24	19,000	19,935
Netflix, 4.625%, 5/15/29 (EUR)	19,830	24,386
Omnicom Group, 3.65%, 11/1/24	38,985	41,881
SBA Tower Trust, 2.836%, 1/15/25 (1)	12,265	12,858
SBA Tower Trust, 3.168%, 4/11/22 (1)	71,745	73,512
SBA Tower Trust, 3.869%, 10/8/24 (1)	51,235	55,053
Verizon Communications, 4.672%, 3/15/55	10,836	14,489
Verizon Communications, 4.75%, 11/1/41	10,225	13,054
Verizon Communications, 4.862%, 8/21/46 (3)	64,185	85,360
Verizon Communications, 5.012%, 4/15/49 (3)	23,770	32,737
Vodafone Group, 4.375%, 5/30/28	48,755	56,025
Vodafone Group, 4.875%, 6/19/49	25,250	30,616
Vodafone Group, 5.00%, 5/30/38	17,710	21,338
Vodafone Group, 5.25%, 5/30/48	18,550	23,426
WPP Finance, 3.75%, 9/19/24	18,332	19,631
		1,110,790
Consumer Cyclical 2.2%
Alibaba Group Holding, 3.60%, 11/28/24	34,045	36,608
Expedia Group, 5.00%, 2/15/26	55,036	61,594
Ford Motor Credit, 3.35%, 11/1/22 (3)	20,315	20,480
Ford Motor Credit, 3.813%, 10/12/21	8,750	8,932
Ford Motor Credit, 5.085%, 1/7/21	9,765	10,009
General Motors, 5.95%, 4/1/49 (3)	44,464	48,291
General Motors, 6.25%, 10/2/43	10,740	12,052
General Motors Financial, 4.00%, 10/6/26 (3)	21,470	22,517
General Motors Financial, 4.30%, 7/13/25	9,101	9,668
General Motors Financial, 4.35%, 4/9/25	21,119	22,524
General Motors Financial, 5.10%, 1/17/24	28,255	30,800

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
General Motors Financial, 5.25%, 3/1/26	5,815	6,469
GLP Capital, 3.35%, 9/1/24	6,340	6,693
GLP Capital, 5.25%, 6/1/25	8,830	9,903
Hyundai Capital America, 2.375%, 2/10/23 (1)	23,640	23,836
Las Vegas Sands, 3.20%, 8/8/24 (3)	7,395	7,666
Las Vegas Sands, 3.50%, 8/18/26	10,985	11,608
Longfor Group Holdings, 3.875%, 7/13/22	43,000	44,529
QVC, 4.375%, 3/15/23	41,030	42,671
QVC, 5.125%, 7/2/22	16,520	17,263
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	1,600	1,855
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	20,000	24,201
Volkswagen Group of America Finance, 2.85%, 9/26/24 (1)(3)	14,545	14,999
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1)	16,325	17,001
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1)	12,025	13,783
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	20,085	23,157
		549,109
Consumer Non-Cyclical 6.1%
AbbVie, 2.95%, 11/21/26 (1)	36,635	38,394
AbbVie, 3.20%, 11/21/29 (1)(3)	9,465	9,978
AbbVie, 3.60%, 5/14/25	36,019	39,052
AbbVie, 4.05%, 11/21/39 (1)	23,530	25,916
AbbVie, 4.25%, 11/21/49 (1)	14,910	16,888
AbbVie, 4.70%, 5/14/45	28,387	33,484
AbbVie, 4.875%, 11/14/48	46,460	57,508
Allergan Funding, 2.625%, 11/15/28 (EUR)	8,120	10,395
Altria Group, 4.80%, 2/14/29	16,710	19,078
Altria Group, 5.80%, 2/14/39	34,280	42,120
Altria Group, 5.95%, 2/14/49 (3)	23,954	30,421
Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46	19,500	23,999
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	102,860	139,123
Avantor, 4.75%, 10/1/24 (EUR)	21,350	24,626

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
BAT Capital, 3.222%, 8/15/24	24,530	25,740
BAT Capital, 3.557%, 8/15/27	40,620	42,803
Bayer U. S. Finance II, 3.875%, 12/15/23 (1)	54,964	58,952
Becton Dickinson & Company, 3.363%, 6/6/24 (3)	47,850	50,852
Becton Dickinson & Company, 3.70%, 6/6/27	60,705	66,964
Becton Dickinson & Company, 3.734%, 12/15/24	23,985	26,206
Becton Dickinson & Company, 4.669%, 6/6/47	26,335	33,411
Bristol-Myers Squibb, 3.875%, 8/15/25 (1)	90,117	100,755
Bunge Finance, 3.75%, 9/25/27	10,350	10,924
Bunge Finance, 4.35%, 3/15/24	5,775	6,229
Cardinal Health, 3.75%, 9/15/25	21,925	23,903
Cardinal Health, 4.50%, 11/15/44	4,825	5,119
Cardinal Health, 4.90%, 9/15/45	5,195	5,901
Cigna, 3.40%, 3/1/27 (1)	6,330	6,875
Cigna, 4.125%, 11/15/25 (3)	58,525	65,816
Cigna, 4.375%, 10/15/28 (3)	26,672	30,292
Cigna, 4.50%, 2/25/26 (1)	43,040	49,196
CK Hutchison International 17, 3.50%, 4/5/27 (3)	62,000	67,839
CVS Health, 4.10%, 3/25/25	22,770	24,887
CVS Health, 4.30%, 3/25/28 (3)	6,135	6,860
CVS Health, 5.05%, 3/25/48	58,191	71,338
CVS Health, 5.125%, 7/20/45 (3)	1,305	1,598
Hasbro, 3.00%, 11/19/24 (3)	26,020	27,001
Hasbro, 3.55%, 11/19/26	12,060	12,633
PerkinElmer, 3.30%, 9/15/29	27,015	28,330
Perrigo Finance, 3.90%, 12/15/24	6,275	6,617
Perrigo Finance, 4.375%, 3/15/26	26,485	28,866
Reynolds American, 3.25%, 11/1/22	15,085	15,571
Reynolds American, 4.00%, 6/12/22	19,655	20,659
Reynolds American, 4.45%, 6/12/25	36,825	40,654
Sigma Alimentos, 4.125%, 5/2/26	30,135	31,878

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Sigma Finance Netherlands, 4.875%, 3/27/28	13,278	14,677
		1,520,328
Energy 4.2%
APT Pipelines, 3.875%, 10/11/22 (1)	19,635	20,705
APT Pipelines, 4.25%, 7/15/27 (1)	4,738	5,280
Boardwalk Pipelines, 3.375%, 2/1/23	15,250	15,731
Boardwalk Pipelines, 4.45%, 7/15/27 (3)	31,635	33,211
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	10,950
Boardwalk Pipelines, 5.95%, 6/1/26	11,317	13,044
Cameron LNG, 2.902%, 7/15/31 (1)	8,690	9,084
Cameron LNG, 3.302%, 1/15/35 (1)	9,505	10,328
Cameron LNG, 3.701%, 1/15/39 (1)	7,080	7,747
Cenovus Energy, 4.25%, 4/15/27 (3)	15,875	17,009
Cenovus Energy, 5.40%, 6/15/47	1,495	1,638
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (1)	22,400	22,344
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	6,935	7,577
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24 (3)	14,235	16,103
Concho Resources, 3.75%, 10/1/27	17,220	17,823
DCP Midstream Operating, 6.75%, 9/15/37 (1)	4,310	4,536
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)(3)	8,155	7,299
Diamondback Energy, 2.875%, 12/1/24 (3)	25,205	25,308
Diamondback Energy, 3.25%, 12/1/26 (3)	26,195	26,334
Diamondback Energy, 3.50%, 12/1/29 (3)	37,520	36,876
Diamondback Energy, 5.375%, 5/31/25	42,365	44,007
Energy Transfer Operating, 2.90%, 5/15/25 (3)	8,690	8,850
Energy Transfer Operating, 4.20%, 4/15/27	2,735	2,932
Energy Transfer Operating, 4.50%, 4/15/24	6,465	6,997
Energy Transfer Operating, 4.95%, 6/15/28	9,615	10,625
Energy Transfer Operating, 5.00%, 5/15/50	10,585	10,654
Energy Transfer Operating, 5.25%, 4/15/29	14,145	15,966
Energy Transfer Operating, 5.875%, 1/15/24	14,050	15,734

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Energy Transfer Operating, 6.00%, 6/15/48 (3)	42,120	47,240
Energy Transfer Operating, 6.25%, 4/15/49	11,075	12,767
Eni, Series X-R, 4.75%, 9/12/28 (1)	30,945	36,299
Occidental Petroleum, 2.90%, 8/15/24	53,430	54,142
Occidental Petroleum, 3.20%, 8/15/26 (3)	3,775	3,818
Occidental Petroleum, 4.20%, 3/15/48 (3)	23,445	21,774
Occidental Petroleum, 4.40%, 8/15/49 (3)	32,363	30,739
Peru LNG, 5.375%, 3/22/30	40,269	34,947
Plains All American Pipeline, 2.85%, 1/31/23	8,445	8,617
Plains All American Pipeline, 3.85%, 10/15/23 (3)	7,460	7,767
Sabine Pass Liquefaction, 5.00%, 3/15/27	73,603	81,272
Sabine Pass Liquefaction, 5.875%, 6/30/26 (3)	13,570	15,673
Seven Generations Energy, 5.375%, 9/30/25 (1)	15,260	13,887
Tengizchevroil Finance International, 4.00%, 8/15/26 (3)	39,000	41,001
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	10,905	11,917
Transcontinental Gas Pipe Line, 4.60%, 3/15/48 (3)	14,965	17,132
Williams, 3.90%, 1/15/25	22,215	23,700
Williams, 4.00%, 9/15/25	6,920	7,490
Williams, 4.30%, 3/4/24	2,910	3,155
Williams, 4.50%, 11/15/23	10,000	10,826
Williams, 4.85%, 3/1/48	20,930	22,059
Woodside Finance, 3.65%, 3/5/25 (1)	13,200	14,027
Woodside Finance, 3.70%, 9/15/26 (1)	43,137	46,114
Woodside Finance, 3.70%, 3/15/28 (1)	35,816	38,502
		1,029,557
Technology 2.1%
Avnet, 4.875%, 12/1/22	30,360	32,472
Baidu, 2.875%, 7/6/22	31,475	32,220
Baidu, 3.625%, 7/6/27	6,360	6,875
Baidu, 3.875%, 9/29/23 (3)	20,211	21,442
Baidu, 4.375%, 5/14/24	12,910	14,080

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Baidu, 4.375%, 3/29/28	42,670	48,491
Baidu, 4.875%, 11/14/28	13,995	16,501
Broadcom, 3.625%, 1/15/24	13,140	13,762
Dell International, 4.90%, 10/1/26 (1)(3)	10,965	12,433
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	10,910	12,294
Fiserv, 1.125%, 7/1/27 (EUR)	8,425	9,677
Fiserv, 3.20%, 7/1/26	17,095	18,185
Keysight Technologies, 4.55%, 10/30/24	23,340	25,994
Keysight Technologies, 4.60%, 4/6/27	5,653	6,406
Micron Technology, 4.185%, 2/15/27	21,380	23,090
Micron Technology, 4.64%, 2/6/24 (3)	46,312	50,249
Micron Technology, 4.663%, 2/15/30 (3)	2,200	2,423
NXP, 4.875%, 3/1/24 (1)	29,127	31,930
NXP, 5.35%, 3/1/26 (1)	10,345	11,897
Tencent Holdings, 3.575%, 4/11/26 (1)(3)	12,941	14,104
Tencent Holdings, 3.595%, 1/19/28 (1)	23,385	25,257
Tencent Holdings, 3.80%, 2/11/25	37,120	40,534
Tencent Holdings, 3.975%, 4/11/29 (1)	32,935	37,396
		507,712
Transportation 1.0%
American Airlines PTT, Series 2014-1, Class B, 4.375%, 10/1/22	2,655	2,756
American Airlines PTT, Series 2015-1, Class B, 3.70%, 5/1/23	5,374	5,566
American Airlines PTT, Series 2016-1, Class AA, 3.575%,
1/15/28	18,454	20,297
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	18,428	19,216
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	27,091	29,246
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	27,071	28,106
American Airlines PTT, Series 2019-1, Class B, 3.85%, 2/15/28	4,230	4,465
Brambles USA, 4.125%, 10/23/25 (1)	13,445	14,621
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	1,889	1,933

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Delta Air Lines, 2.875%, 3/13/20	24,270	24,280
Heathrow Funding, 4.875%, 7/15/21 (1)(3)	26,640	27,716
Transurban Finance, 3.375%, 3/22/27 (1)(3)	10,525	11,154
Transurban Finance, 4.125%, 2/2/26 (1)	7,105	7,783
U. S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	15,307	16,746
U. S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	14,962	16,150
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	6,044	6,424
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28	8,290	8,705
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	5,130	5,449
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28	8,535	8,879
		259,492
Total Industrial		5,312,841
UTILITY 2.3%
Electric 2.2%
Ausgrid Finance Property, 3.85%, 5/1/23 (1)(3)	15,280	16,167
Ausgrid Finance Property, 4.35%, 8/1/28 (1)	24,055	27,535
China Southern Power Grid International Finance BVI, 3.50%,
5/8/27	42,500	46,266
Enel Chile, 4.875%, 6/12/28 (3)	71,575	80,905
Enel Finance International, 2.75%, 4/6/23 (1)	61,055	62,446
Enel Finance International, 3.625%, 5/25/27 (1)	38,875	41,730
FirstEnergy, Series B, 3.90%, 7/15/27	44,465	49,160
FirstEnergy Transmission, 4.35%, 1/15/25 (1)(3)	61,885	67,991
NRG Energy, 3.75%, 6/15/24 (1)	4,040	4,223
NRG Energy, 4.45%, 6/15/29 (1)	13,315	14,330
Southern, 3.25%, 7/1/26	29,550	31,561
Vistra Operations, 3.55%, 7/15/24 (1)	36,376	37,467
Vistra Operations, 3.70%, 1/30/27 (1)	30,215	30,366
Vistra Operations, 4.30%, 7/15/29 (1)	26,355	27,014
		537,161

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Natural Gas 0.1%
Sempra Energy, 3.25%, 6/15/27	21,759	23,186
Sempra Energy, 3.80%, 2/1/38	8,480	9,297
		32,483
Total Utility		569,644
Total Corporate Bonds (Cost $8,002,244)		8,569,689
ASSET-BACKED SECURITIES 7.0%
Car Loan 1.3%
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class D
3.65%, 5/9/22	6,754	6,840
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23	7,310	7,412
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	7,140	7,378
ARI Fleet Lease Trust
Series 2016-A, Class A3
2.11%, 7/15/24 (1)	4,804	4,809
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (1)	27,796	28,324
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class A
3.70%, 9/20/24 (1)	18,960	20,241
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (1)	75,700	82,272
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	10,835	11,225
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1)	24,415	26,102
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1)	13,740	14,089
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1)	6,500	6,652
Exeter Automobile Receivables Trust
Series 2017-1A, Class D
6.20%, 11/15/23 (1)	6,000	6,324
Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (1)	62,400	67,142
GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (1)	1,800	1,813
Santander Drive Auto Receivables Trust
Series 2015-5, Class D
3.65%, 12/15/21	3,391	3,394
Santander Drive Auto Receivables Trust
Series 2016-1, Class D
4.02%, 4/15/22	3,639	3,660
Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	2,064	2,067
SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	1,124	1,123
SMART Trust
Series 2016-2US, Class A4A
2.05%, 12/14/22	17,155	17,156
		318,023
Credit 0.0%
Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 2.902%, 10/22/25 (1)	11,336	11,340
		11,340
Credit Card 0.1%
Synchrony Credit Card Master Note Trust
Series 2015-4, Class B
2.62%, 9/15/23	15,215	15,272
		15,272

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Other Asset-Backed Securities 4.6%
Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 2.634%, 7/25/27 (1)	7,698	7,695
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1)	38,245	39,410
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 2.619%, 1/20/28 (1)	38,255	38,243
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 2.899%, 7/20/28 (1)	29,655	29,671
Barings BDC Static
Series 2019-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.02%, 2.851%, 4/15/27 (1)	19,227	19,220
Barings BDC Static
Series 2019-1A, Class A2, CLO, FRN
3M USD LIBOR + 1.65%, 3.481%, 4/15/27 (1)	15,700	15,705
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 3.331%, 4/15/29 (1)	16,090	16,090
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 2.745%, 11/20/28 (1)	19,305	19,273
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 2.749%, 7/18/27 (1)	24,070	24,064
BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 3.319%, 7/18/27 (1)	20,095	20,079
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	12,248	12,754
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 3.111%, 2/12/30 (1)	4,815	4,817
CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/27 (1)	26,840	26,849

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 2.654%, 10/25/27 (1)	53,890	53,893
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	1,095	1,118
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 2.869%, 10/20/28 (1)	49,390	49,440
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1)	15,894	17,058
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	2,710	2,725
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	3,788	3,881
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1)	8,109	8,249
Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.092%, 11/15/26 (1)	13,100	13,058
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/28 (1)	40,075	40,090
GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A4
2.83%, 6/17/24 (1)	4,205	4,288
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	22,480	22,909
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1)	28,524	29,868
Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (1)	3,937	3,937
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1)	4,002	4,072

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1)	1,701	1,730
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 3.188%, 5/6/30 (1)	12,070	12,070
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1)	28,249	29,220
Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	11,690	11,818
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 2.643%, 1/16/28 (1)	41,390	41,243
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 2.993%, 1/16/28 (1)	11,320	11,156
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.131%, 7/15/32 (1)	17,160	17,241
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 3.17%, 10/25/32 (1)	9,735	9,763
MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (1)	979	979
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	5,057	5,079
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1)	2,125	2,171
MVW Owner Trust
Series 2019-1A, Class A
2.89%, 11/20/36 (1)	11,745	12,205
Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 2.631%, 7/15/27 (1)	67,024	66,865
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 1/15/28 (1)	43,005	43,005

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 3.116%, 4/22/29 (1)	16,785	16,785
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 3.616%, 4/22/29 (1)	12,440	12,440
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 7/15/27 (1)	28,855	28,794
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.031%, 7/15/27 (1)	23,930	23,605
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 2.846%, 7/17/29 (1)	41,505	41,362
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (1)	21,515	21,522
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 3.636%, 10/17/29 (1)	21,030	20,820
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	26,238	27,119
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1)	25,473	27,077
Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (1)	4,740	4,742
Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	967	971
Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (1)	3,581	3,610
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1)	2,559	2,608
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1)	9,183	9,318

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 2.711%, 4/15/28 (1)	57,245	57,190
Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1)	37,831	39,035
Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 0.00%, 1/20/29 (1)	11,645	11,645
THL Credit Wind River
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 3.481%, 7/15/28 (1)	12,980	12,930
		1,154,574
Student Loan 1.0%
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1)	4,736	4,835
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1)	8,525	9,115
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1)	23,080	23,871
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	38,025	38,938
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 2.39%, 3/26/68 (1)	13,470	13,443
SLM Student Loan Trust
Series 2008-3, Class A3, FRN
3M USD LIBOR + 1.00%, 2.794%, 10/25/21	2,103	2,089
SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.494%, 7/25/23	14,383	14,493
SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.294%, 4/25/23	15,648	15,699
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1)	10,267	10,412

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1)	6,541	6,675
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1)	16,281	16,540
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1)	13,475	13,712
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1)	14,545	15,342
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 2.379%, 1/15/37 (1)	21,476	21,424
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1)	30,535	32,477
		239,065
Total Asset-Backed Securities (Cost $1,707,584)		1,738,274
BANK LOANS 1.7% (5)
FINANCIAL INSTITUTIONS 0.3%
Finance Companies 0.2%
Avolon TLB Borrower 1 U.S. , FRN, 1M USD LIBOR + 1.50%,
3.147%, 2/12/27 (6)	47,000	46,060
		46,060
Real Estate Investment Trusts 0.1%
VICI Properties 1, FRN, 1M USD LIBOR + 1.75%, 3.379%,
12/22/24	14,525	14,235
VICI Properties 1, FRN, 3M USD LIBOR + 1.75%, 3.38%,
12/20/24 (6)	14,195	13,911
		28,146
		74,206

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 1.2%
Capital Goods 0.1%
Summit Materials, FRN, 3M USD LIBOR + 2.00%, 3.603%,
11/21/24	19,109	18,965
		18,965
Communications 0.3%
Charter Communications Operating, FRN, 1M USD LIBOR +
1.75%, 3.36%, 2/1/27	36,381	35,836
Lamar Media, FRN, 1M USD LIBOR + 1.50%, 3.166%,
2/5/27 (6)	16,245	16,192
Level 3 Financing, FRN, 1M USD LIBOR + 1.75%, 3.353%,
3/1/27	17,153	16,746
		68,774
Consumer Cyclical 0.1%
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 3.409%, 4/3/25 (6)	29,935	29,607
		29,607
Consumer Non-Cyclical 0.2%
Elanco Animal Health, FRN, 1M USD LIBOR + 1.75%, 2/4/27 (6)	60,435	59,730
		59,730
Energy 0.1%
Buckeye Partners, FRN, 1M USD LIBOR + 2.75%, 4.405%,
11/1/26	19,105	18,850
		18,850
Technology 0.3%
Dell International, FRN, 1M USD LIBOR + 2.00%, 3.61%,
9/19/25	2,324	2,294
Dell International, FRN, 3M USD LIBOR + 1.75%, 3.38%,
3/13/24	12,513	12,454
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 3.61%,
5/29/25	25,675	25,483
Western Digital, FRN, 1M USD LIBOR + 1.50%, 3.103%,
2/27/23	24,038	23,858
Western Digital, FRN, 1M USD LIBOR + 1.75%, 3.353%,
4/29/23	18,181	17,909
		81,998
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Transportation 0.1%
Avis Budget Car Rental, FRN, 1M USD LIBOR + 1.75%, 3.36%,
8/6/27	24,800	24,304
		24,304
		302,228
UTILITY 0.2%
Electric 0.2%
Vistra Operations, FRN, 1M USD LIBOR + 1.75%, 3.364%,
12/31/25	44,810	44,249
		44,249
Total Bank Loans (Cost $426,106)		420,683

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 19.4%

Collateralized Mortgage Obligations 9.8%
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1)	46,545	47,442
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1)	10,718	10,924
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	11,207	11,385
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (1)	4,852	4,963
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1)	9,701	9,985
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1)	4,343	4,440
CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (1)	16,313	16,434

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	8,198	8,228
COLT Mortgage Loan Trust
Series 2018-2, Class M1, CMO, ARM
4.189%, 7/27/48 (1)	5,635	5,687
COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (1)	16,708	16,927
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	16,843	17,147
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 2.977%, 9/25/29	50,815	50,858
Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 2.777%, 9/25/29	872	872
Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 2.577%, 10/25/29	6,729	6,740
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 11/25/29	45,915	45,719
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 2.627%, 2/25/30	19,191	19,214
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 2.477%, 7/25/30	51,928	51,881
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 8/25/30	15,607	15,607
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	4,637	4,633
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (1)	16,673	16,648
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A2, CMO, ARM
3.53%, 4/25/58 (1)	2,434	2,430

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A3, CMO, ARM
3.684%, 4/25/58 (1)	5,102	5,096
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A1, CMO, ARM
3.789%, 8/25/58 (1)	22,922	23,115
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A3, CMO, ARM
3.963%, 8/25/58 (1)	2,267	2,286
Deephaven Residential Mortgage Trust
Series 2018-4A, Class A1, CMO, ARM
4.08%, 10/25/58 (1)	26,993	27,365
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, CMO, ARM
3.743%, 1/25/59 (1)	11,798	11,907
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	19,681	19,893
Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, CMO, ARM
3.405%, 7/25/59 (1)	9,060	9,236
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1)	12,915	13,012
Federal Home Loan Mortgage Structured Agency Credit Risk
Debt Notes
Series 2017-HQA2, Class M2AS, CMO, ARM
1M USD LIBOR + 1.05%, 2.677%, 12/25/29	20,605	20,566
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1)	12,278	12,675
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1)	14,498	14,928
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 2.508%, 3/25/50 (1)	13,060	13,059
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1)	4,741	4,754

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	6,696	6,834
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1)	22,487	23,053
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1)	11,060	11,287
Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59 (1)	7,272	7,440
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	6,056	6,121
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1)	14,551	14,620
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1)	30,352	30,595
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1)	34,915	34,915
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	4,361	4,415
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	23,823	24,088
Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (1)	28,399	28,638
Homeward Opportunities Fund I Trust
Series 2019-2, Class M1, CMO, ARM
3.287%, 9/25/59 (1)	17,361	17,581
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1)	35,449	35,789
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1)	15,389	15,817

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1)	25,197	26,002
JPMorgan Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 2.457%, 8/25/50 (1)	11,780	11,780
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1)	19,920	20,468
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1)	12,122	12,406
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1)	29,989	30,841
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	27,532	29,146
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	5,589	5,629
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1)	24,949	25,888
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, CMO, ARM
3.986%, 11/25/48 (1)	8,767	8,924
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (1)	26,435	26,686
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	23,093	23,375
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1)	38,337	38,588
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1)	20,129	20,360
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (1)	22,182	22,914

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 6/25/59 (1)	8,779	8,799
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (1)	14,852	15,145
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 10/25/59 (1)	22,975	23,032
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1)	8,139	8,361
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1)	22,028	22,752
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1)	19,275	19,718
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 2.42%, 2/25/60 (1)	6,395	6,376
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1)	22,845	23,249
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1)	7,602	7,763
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	32,857	34,023
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	24,913	25,595
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1)	26,243	26,854
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1)	22,614	22,751
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1)	10,585	10,809

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1)	39,472	39,933
Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (1)	11,338	11,472
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	17,475	17,772
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A3, CMO, ARM
3.754%, 2/25/49 (1)	9,793	9,959
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	29,720	29,797
Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 3.827%, 9/25/24	8,524	8,626
Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 3.477%, 10/25/27	16,249	16,349
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.477%, 4/25/28	5,616	5,665
Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 3.577%, 5/25/25	9,966	10,059
Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 4.527%, 7/25/28	2,217	2,224
Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 2.827%, 7/25/29	2,786	2,790
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 3/25/30	4,317	4,313
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 3/25/30	30,119	30,083
Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/29	713	713

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.077%, 7/25/30	8,080	8,074
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 2.677%, 7/25/30	31,696	31,592
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.427%, 12/25/30 (1)	28,493	28,505
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 9/25/48 (1)	4,468	4,468
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 9/25/30	2,761	2,760
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 9/25/30	28,989	28,933
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.377%, 10/25/48 (1)	26,929	26,934
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 2.877%, 2/25/47 (1)	21,319	21,336
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.812%, 5/25/48 (1)	5,530	5,646
Structured Agency Credit Risk Debt Notes
Series 2019-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 1/25/49 (1)	10,997	11,000
Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 2.527%, 2/25/49 (1)	1,421	1,421
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.327%, 4/25/49 (1)	1,334	1,334
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.397%, 11/25/49 (1)	7,607	7,606
Structured Agency Credit Risk Debt Notes
Series 2020 DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.405%, 2/25/50 (1)	13,060	13,073

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1)	6,088	6,131
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	7,310	7,355
Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (1)	14,707	15,531
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	7,640	7,683
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	7,188	7,261
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	10,615	10,759
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	7,796	7,952
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	5,777	5,810
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	9,422	9,475
Towd Point Mortgage Trust
Series 2016-5, Class A1, CMO, ARM
2.50%, 10/25/56 (1)	27,746	28,104
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	11,022	11,250
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	4,359	4,429
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1)	30,666	31,295
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	40,173	41,155

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.227%, 2/25/57 (1)	11,210	11,195
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	56,934	58,364
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	15,885	16,298
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1)	60,018	62,225
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	23,249	24,134
Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	15,329	15,484
Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	4,278	4,323
Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	14,884	15,106
Verus Securitization Trust
Series 2018-3, Class A3, CMO, ARM
4.282%, 10/25/58 (1)	11,719	11,893
Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	8,243	8,297
Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (1)	25,123	25,581
Verus Securitization Trust
Series 2019-1, Class A3, CMO, ARM
4.04%, 2/25/59 (1)	17,187	17,441
Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1)	23,686	23,935
Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (1)	8,836	8,928

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (1)	14,052	14,121
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1)	23,966	24,169
Verus Securitization Trust
Series 2019-4, Class M1, CMO, ARM
3.207%, 11/25/59 (1)	5,200	5,239
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	15,902	16,074
Verus Securitization Trust
Series 2019-INV1, Class A3, CMO, ARM
3.658%, 12/25/59 (1)	9,007	9,104
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	6,707	6,782
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59 (1)	12,296	12,432
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1)	47,459	47,805
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1)	11,471	11,554
Verus Securitization Trust
Series 2020-1, Class A1, CMO, ARM
2.417%, 1/25/60 (1)	25,070	25,313
		2,417,907
Commercial Mortgage-Backed Securities 9.6%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 2/10/36 (1)	13,535	14,869
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 2.539%, 9/15/34 (1)	27,347	27,372
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 2.739%, 9/15/34 (1)	22,175	22,161

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 2.559%, 4/15/35 (1)	22,399	22,396
Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 4/15/35 (1)	21,605	21,564
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.059%, 4/15/35 (1)	10,035	10,019
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.589%, 12/15/36 (1)	26,700	26,658
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 9/15/32 (1)	11,890	11,883
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 3.459%, 9/15/32 (1)	4,935	4,935
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.112%, 7/5/40 (1)	39,170	45,567
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 2.509%, 9/15/34 (1)	43,235	43,101
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50	2,705	2,999
BANK
Series 2019-BN20, Class A2
2.758%, 9/15/62	31,715	33,922
BANK
Series 2019-BN21, Class A4
2.60%, 10/17/52	36,775	38,847
BANK
Series 2019-BN21, Class A5
2.851%, 10/17/52	12,673	13,645
BANK
Series 2019-BN21, Class C
3.517%, 10/17/52	10,355	11,075
BANK
Series 2019-BN22, Class C, ARM
3.461%, 11/15/62	16,000	16,826

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
BANK
Series 2019-BN23, Class B
3.455%, 12/15/52	6,770	7,382
BANK
Series 2019-BN23, Class C
3.626%, 12/15/52	11,530	12,309
BANK
Series 2020-BN25, Class C, ARM
3.354%, 1/15/63	10,020	10,604
Barclays Commercial Mortgage Trust
Series 2018-C2, Class A5
4.314%, 12/15/51	21,500	25,330
Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 3.819%, 11/25/34 (1)	10,230	10,191
Barclays Commercial Mortgage Trust
Series 2020-C6, Class AS
2.84%, 2/15/53	9,005	9,480
Barclays Commercial Mortgage Trust
Series 2018-CBM, Class A, ARM
1M USD LIBOR + 1.00%, 2.659%, 7/15/37 (1)	13,370	13,349

Barclays Commercial Mortgage Trust
Series 2019-C5, Class C
3.71%, 11/15/52	13,525	14,256
Barclays Commercial Mortgage Trust
Series 2020-C6, Class C, ARM
3.045%, 2/15/53	15,000	15,368
Benchmark Mortgage Trust
Series 2018-B8, Class A5
4.232%, 1/15/52	16,220	19,049
Benchmark Mortgage Trust
Series 2018-B3, Class AS, ARM
4.195%, 4/10/51	14,540	16,669
Benchmark Mortgage Trust
Series 2019-B13, Class A3
2.701%, 8/15/57	42,730	45,326
Benchmark Mortgage Trust
Series 2019-B13, Class AM
3.183%, 8/15/57	15,940	17,185
BX Commercial Mortgage Trust
Series 2019-IMC, Class E, ARM
1M USD LIBOR + 2.15%, 3.809%, 4/15/34 (1)	32,870	32,911

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
BX Trust
Series 2018-GW, Class B, ARM
1M USD LIBOR + 1.02%, 2.679%, 5/15/35 (1)	9,610	9,562
BXP Trust
Series 2017-GM, Class C, ARM
3.425%, 6/13/39 (1)	23,065	25,009
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A4
2.624%, 11/15/52	36,755	38,648
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, ARM
3.267%, 11/15/52	9,752	10,317
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.795%, 11/15/52	3,875	4,051
Century Plaza Towers
Series 2019-CPT, Class D, ARM
2.997%, 11/13/39 (1)	46,583	47,882
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	9,880	10,592
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class AS
4.114%, 9/10/58	8,061	8,936
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS
3.075%, 7/10/49	11,205	11,786
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	27,657	30,905
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class B, ARM
4.28%, 3/10/51	6,202	6,864
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.673%, 3/10/51	3,320	3,657
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.79%, 12/15/72 (1)	12,000	12,431
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B
3.199%, 8/10/56	13,370	14,160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (1)	19,685	20,274
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1)	8,370	8,621
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1)	5,500	5,665
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class B
3.15%, 2/15/53	17,597	18,564
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class C
3.554%, 2/15/53	19,445	20,283
Commercial Mortgage Trust
Series 2013-CR6, Class AM
3.147%, 3/10/46 (1)	6,715	6,992
Commercial Mortgage Trust
Series 2014-CR20, Class AM
3.938%, 11/10/47	3,520	3,805
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	12,535	13,689
Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48	7,340	8,085
Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	5,745	6,333
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48	5,360	5,765
Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.305%, 7/10/48	28,450	31,273
Commercial Mortgage Trust
Series 2015-PC1, Class A5
3.902%, 7/10/50	17,970	19,929
Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.435%, 7/10/50	13,560	14,878

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	13,097	14,549
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 3.089%, 5/15/36 (1)	18,020	18,054
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.259%, 5/15/36 (1)	19,955	19,961
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, ARM
1M USD LIBOR + 2.15%, 3.809%, 5/15/36 (1)	13,690	13,699
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class AS
4.01%, 11/15/48	5,000	5,550
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	21,630	23,223
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, ARM
3.958%, 11/15/49	22,584	24,712
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3
3.329%, 6/15/52	62,660	69,300
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4
2.763%, 9/15/52	33,330	35,373

CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52	14,473	15,549
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52	16,560	17,784
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
3.951%, 12/15/52	13,276	14,196
DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 2.359%, 6/15/34 (1)	27,495	27,443
DGGS Mortgage Trust
Series 2018-C1, Class A4
4.466%, 10/15/51	15,000	17,777

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1)	23,679	25,962
FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
3.932%, 2/25/25 (1)	8,375	8,914
FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.49%, 11/25/52 (1)	11,325	11,938
FREMF Mortgage Trust
Series 2019-K103, Class B, ARM
3.572%, 12/25/51 (1)	9,280	9,798
FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.194%, 5/25/52 (1)	11,400	12,727
FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
3.966%, 7/25/52 (1)	6,610	7,307
FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
3.966%, 7/25/52 (1)	8,000	8,547
FREMF Mortgage Trust
Series 2019-K97, Class B, ARM
3.764%, 9/25/51 (1)	9,820	10,612
FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.862%, 10/25/52 (1)	15,125	16,261
Goldman Sachs Mortgage Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.462%, 7/25/44 (1)	3,566	3,567
Goldman Sachs Mortgage Securities Trust
Series 2014-GC18, Class AS
4.383%, 1/10/47	13,685	14,788
Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class A4
3.764%, 7/10/48	6,250	6,903
Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class AS, ARM
4.018%, 7/10/48	8,640	9,525
Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class AS
3.412%, 7/10/52	21,395	23,430

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52	12,730	13,826
Goldman Sachs Mortgage Securities Trust
Series 2019-GC42, Class A3
2.749%, 9/1/52	34,865	37,068
Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class D, ARM
1M USD LIBOR + 1.60%, 3.259%, 6/15/36 (1)	36,850	36,850
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 3.592%, 12/15/36 (1)	18,025	18,025
Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 2.429%, 12/15/34 (1)	33,055	33,025
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.05%, 2.709%, 12/15/34 (1)	5,540	5,535
Hudson Yards Mortgage Trust
Series 2019-30HY, Class C, ARM
3.443%, 7/10/39 (1)	12,000	13,062
Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.443%, 7/10/39 (1)	25,505	27,150
Independence Plaza Trust
Series 2018-INDP, Class B
3.911%, 7/10/35 (1)	12,220	13,142
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.05%, 2.709%, 1/15/33 (1)	3,510	3,500
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C25, Class A5
3.672%, 11/15/47	3,745	4,074
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class B, ARM
3.397%, 8/15/49	14,495	15,348
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1)	11,320	11,764

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1)	9,825	10,643
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1)	7,620	8,257
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1)	11,395	12,365
JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2016-C1, Class AM
3.539%, 5/10/49	4,820	5,195
JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2016-C4, Class AS
3.385%, 12/15/49	15,210	16,391
JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2017-C5, Class AS, ARM
3.858%, 3/15/50	15,745	17,409
MKT Mortgage Trust
Series 2020-525M, Class D, ARM
2.941%, 2/12/40 (1)	11,000	11,370
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47	20,470	22,228
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.031%, 5/15/48	3,355	3,687
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50	20,075	22,105
Morgan Stanley Capital I Trust
Series 2017-H1, Class B
4.075%, 6/15/50	9,225	10,207
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, ARM
4.281%, 6/15/50	11,890	12,815
Morgan Stanley Capital I Trust
Series 2019-L3, Class B, ARM
3.662%, 11/15/52	21,955	23,846

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (1)	48,500	48,593
RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 2.809%, 3/15/36 (1)	11,078	11,082
SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.25%, 2.909%, 6/15/31 (1)	9,326	9,323
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.30%, 3.959%, 6/15/31 (1)	26,916	26,983
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51	12,230	13,881
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47	5,860	6,267
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, ARM
4.013%, 6/15/48	6,250	6,864
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class C, ARM
4.056%, 4/15/50	13,705	14,467
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58	6,215	6,859
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.313%, 7/15/58	4,900	5,336
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class B
3.438%, 7/15/48	8,830	9,452
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class A5
3.453%, 7/15/50	9,610	10,628
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	5,750	6,319
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50	15,000	16,688

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class B, ARM
4.188%, 11/15/50	10,405	11,585
Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class D
3.00%, 5/15/52 (1)	12,000	11,197
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	62,190	68,802
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class B
3.375%, 8/15/52	13,765	14,669
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class C
3.81%, 12/15/52	10,535	11,175
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (1)	36,095	37,214
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class B, ARM
2.786%, 9/15/31 (1)	10,340	10,563
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class C
3.542%, 2/15/53	19,525	20,568
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class AS
4.176%, 5/15/47	20,974	22,805
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1)	33,185	36,870
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.596%, 11/10/36 (1)	6,005	6,524

		2,377,254
Total Non-U.S. Government Mortgage-Backed Securities (Cost $4,660,870)		4,795,161

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 16.1%
U. S. Government Agency Obligations 10.9% (7)
Federal Home Loan Mortgage
2.50%, 5/1/30 - 7/1/43	47,884	49,432
3.00%, 12/1/42	26,731	28,216
3.50%, 9/1/42 - 3/1/46	186,352	199,089
4.00%, 10/1/40 - 8/1/45	23,560	25,553
4.50%, 6/1/39 - 5/1/42	34,863	38,409
5.00%, 7/1/25 - 8/1/40	8,306	9,360
5.50%, 2/1/21 - 12/1/39	7,668	8,814
6.00%, 8/1/21 - 8/1/38	4,529	5,231
6.50%, 2/1/24 - 9/1/39	1,747	2,000
7.00%, 2/1/24 - 6/1/32	36	36
7.50%, 5/1/24 - 6/1/24	6	6
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.748%, 3.742%, 2/1/37	270	284
12M USD LIBOR + 1.80%, 3.859%, 3/1/36	200	211
12M USD LIBOR + 1.831%, 3.88%, 1/1/37	180	190
12M USD LIBOR + 1.785%, 4.035%, 9/1/32	9	9
12M USD LIBOR + 1.979%, 4.048%, 11/1/36	137	143
12M USD LIBOR + 2.055%, 4.118%, 12/1/36	114	122
12M USD LIBOR + 1.725%, 4.475%, 7/1/35	83	87
1Y CMT + 2.25%, 4.405%, 10/1/36	129	137
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	361	370
Federal Home Loan Mortgage, CMO, PO, Zero Coupon,
8/15/28	15	14
Federal Home Loan Mortgage, UMBS, 3.00%, 11/1/34-9/1/49	18,423	19,442
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46	12,332	12,786
3.50%, 6/1/42 - 5/1/46	118,035	125,656
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 11/1/40	37,064	39,953
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.34%, 3.34%, 12/1/35	79	84
12M USD LIBOR + 1.603%, 4.197%, 7/1/36	731	767
12M USD LIBOR + 1.655%, 4.318%, 8/1/37	155	163
12M USD LIBOR + 1.885%, 4.517%, 8/1/36	231	245
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	18,971	19,793
Federal National Mortgage Assn. , CMO, IO, 6.50%, 2/25/32	48	9
Federal National Mortgage Assn. , UMBS
2.50%, 5/1/30 - 4/1/46	41,805	43,017
3.00%, 6/1/27 - 11/1/49	699,235	734,140
3.50%, 11/1/32 - 9/1/49	311,307	330,318
4.00%, 11/1/40 - 12/1/49	437,394	473,636
4.50%, 10/1/20 - 1/1/50	257,634	281,431
5.00%, 3/1/20 - 6/1/48	46,063	51,716
5.50%, 12/1/20 - 9/1/41	38,053	43,564
6.00%, 3/1/21 - 1/1/41	42,334	49,475
6.50%, 8/1/27 - 3/1/41	17,695	20,577
7.00%, 10/1/29 - 4/1/37	114	122
UMBS, TBA
3.00%, 3/1/50 (8)	30,015	30,912
4.50%, 3/1/50 (8)	36,560	39,016
		2,684,535
U. S. Government Obligations 5.2%
Government National Mortgage Assn.
3.00%, 9/15/42 - 1/20/50	234,112	243,037
3.50%, 9/15/41 - 1/20/49	305,563	322,708
4.00%, 2/20/41 - 9/20/49	296,806	313,125
4.50%, 7/15/26 - 7/20/49	91,555	97,918
5.00%, 9/15/33 - 8/20/48	128,436	141,108
5.50%, 10/20/32 - 3/20/49	60,871	66,506
6.00%, 1/20/34 - 12/20/38	4,345	4,993
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
6.50%, 1/15/26 - 12/20/33	118	134
7.00%, 12/20/23 - 11/20/28	32	35
7.50%, 2/15/22 - 8/15/28	90	99
8.00%, 12/15/21 - 5/15/32	222	245
8.50%, 9/15/22 - 9/20/26	6	6
10.25%, 11/15/20	3	3
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	27,093	27,912
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 1.947%, 9/20/48	15,213	15,152
Government National Mortgage Assn. , CMO, IO
3.50%, 4/20/39 - 5/20/43	8,832	1,111
4.00%, 5/20/37 - 2/20/43	19,375	1,639
4.50%, 8/20/38 - 12/20/39	4,689	134
Government National Mortgage Assn. , TBA
3.00%, 3/20/50 (8)	29,950	30,944
3.50%, 3/20/50 (8)	25,435	26,354
		1,293,163
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $3,864,425)		3,977,698

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 15.1%
U. S. Treasury Obligations 15.1%
U. S. Treasury Bonds, 2.375%, 11/15/49 (3)	246,785	288,045
U. S. Treasury Bonds, 3.00%, 2/15/49	115,047	150,496
U. S. Treasury Notes, 1.375%, 10/15/22 (3)(9)	787,440	797,406
U. S. Treasury Notes, 1.50%, 11/30/21 (3)	71,065	71,754
U. S. Treasury Notes, 1.50%, 8/15/22 (3)	372,875	378,468
U. S. Treasury Notes, 1.50%, 9/15/22	444,975	451,858
U. S. Treasury Notes, 1.50%, 1/15/23	829,180	843,561
U. S. Treasury Notes, 1.625%, 11/15/22	461,420	470,504

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Notes, 1.625%, 12/15/22	293,475	299,436
Total U. S. Treasury Obligations		3,751,528
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$3,638,865)		3,751,528

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.5%
Government Sponsored 0.3%
Equate Petrochemical, 4.25%, 11/3/26	52,747	57,013
First Abu Dhabi Bank, VR, 5.25% (2)(4)	10,000	10,037
		67,050
Owned No Guarantee 2.2%
Abu Dhabi National Energy, 4.375%, 4/23/25	37,000	40,602
CCCI Treasure, VR, 3.50% (2)(4)	12,150	12,158
CNAC HK Finbridge, 4.625%, 3/14/23	45,175	48,288
Ecopetrol, 4.125%, 1/16/25	9,805	10,348
Ecopetrol, 5.375%, 6/26/26 (3)	15,620	17,528
Ecopetrol, 5.875%, 9/18/23	21,575	23,970
Israel Electric, 5.00%, 11/12/24	21,513	24,016
Israel Electric, 7.75%, 12/15/27	23,487	31,651
KazMunayGas National, 4.75%, 4/19/27	25,000	27,712
Perusahaan Gas Negara, 5.125%, 5/16/24	55,000	60,490
Perusahaan Listrik Negara, 5.45%, 5/21/28 (1)	60,500	71,428
Petrobras Global Finance, 7.375%, 1/17/27 (3)	63,750	77,973
Saudi Arabian Oil, 3.50%, 4/16/29 (1)	38,000	40,393
Saudi Arabian Oil, 4.375%, 4/16/49 (1)	25,200	28,584
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	21,575	23,011
Syngenta Finance, 3.933%, 4/23/21 (1)	18,290	18,663
		556,815
Total Foreign Government Obligations & Municipalities (Cost $575,188)		623,865

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

	Par/Shares	$ Value
(Amounts in 000s)
BOND MUTUAL FUNDS 2.8%
T. Rowe Price Institutional Floating Rate Fund, 4.33% (10)(11)	71,061	689,294
T. Rowe Price Institutional High Yield Fund, 4.28% (10)(11)	1,969	17,030
Total Bond Mutual Funds (Cost $710,349)		706,324
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 1.59% (10)(12)	325,157	325,157
Total Short-Term Investments (Cost $325,157)		325,157
SECURITIES LENDING COLLATERAL 1.1%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 1.71% (10)(12)	3,082	30,851
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		30,851
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.0%
Short-Term Funds 1.0%
T. Rowe Price Short-Term Fund, 1.71% (10)(12)	24,431	244,305
Total Investments in a Pooled Account through Securities Lending Program
with State Street Bank and Trust Company		244,305
Total Securities Lending Collateral (Cost $275,156)		275,156

Total Investments in Securities 101.6%
(Cost $24,185,944)		$25,183,535
Other Assets Less Liabilities (1.6)%		(404,610)
Net Assets 100.0%		$24,778,925

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,996,352 and represents 28.2% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at February 29, 2020.
(4)	Perpetual security with no stated maturity date.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6)	All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(8)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $127,226 and represents 0.5% of net assets.
(9)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10)	Affiliated Companies
(11)	SEC 30-day yield
(12)	Seven-day yield
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
PO	Principal-only security for which the fund receives regular cash flows based on principal repayments

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s, except Market Price)
SWAPS 0.4%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%

Bank of America, Protection Sold (Relevant
Credit: Boeing, 8.75%, 8/15/21, $109.88*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/21	63,655	749	732	17
Barclays Bank, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	4,685	72	(65)	137
Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $146.95*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	2,445	(46)	1	(47)
Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $101.96*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	27,660	183	154	29
Barclays Bank, Protection Sold (Relevant Credit:
Kingdom of Saudi Arabia, 2.38%, 10/26/21,
$100.85*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	125,480	949	2,438	(1,489)
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Chile, 3.88%, 8/05/20, $100.95*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	129,575	2,066	3,557	(1,491)
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$166.5*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	127,195	(209)	589	(798)
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 3.70%, 1/08/22,
$103.22*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	87,220	197	495	(298)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$100.05 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	32,111	72	191	(119)
BNP Paribas, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	11,432	177	(241)	418
Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $146.95*), Receive
1.00% Quarterly, Pay Upon credit default,
12/20/24	5,205	(97)	(26)	(71)
Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$166.5 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	369,355	(611)	1,582	(2,193)
Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$101.96 *), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/20	22,795	150	124	26
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/08/22,
$103.22 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	14,235	33	103	(70)
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$100.05 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	244,685	552	1,538	(986)
JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 4.88%, 8/13/19, 100
EUR*), Receive 1.00% Quarterly, Pay Upon
credit default, 6/20/24 (EUR)	5,778	152	63	89
JPMorgan Chase, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	2,392	37	(33)	70
Morgan Stanley, Protection Sold (Relevant
Credit: Cardinal Health, 4.63%, 12/15/20,
$102.26 *), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	6,263	95	(123)	218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$146.95*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	3,075	(57)	(18)	(39)
Morgan Stanley, Protection Sold (Relevant
Credit: Markit CMBX. NA. BBB-S12, 40 Year
Index), Receive 3.00% Monthly, Pay Upon credit
default, 8/17/61	73,195	(4,055)	(442)	(3,613)
Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Colombia, 10.38%, 1/28/33,
$166.5*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	69,710	(115)	258	(373)
Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/08/22,
$103.22*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	29,350	66	149	(83)
Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$100.05*), Receive 1.00% Quarterly, Pay Upon
credit default, 12/20/24	277,146	625	1,635	(1,010)
Total Bilateral Credit Default Swaps, Protection Sold			12,661	(11,676)

Total Bilateral Swaps			12,661	(11,676)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s, except Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S33, 5 Year Index), Receive 5.00%
Quarterly, Pay Upon credit default, 12/20/24	250,856	15,298	19,514	(4,216)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S33, 5 Year Index), Receive 1.00%
Quarterly, Pay Upon credit default, 12/20/24	4,500,153	75,793	104,295	(28,502)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(32,718)
Total Centrally Cleared Swaps				(32,718)
Net payments (receipts) of variation margin to date				25,494

Variation margin receivable (payable) on centrally cleared
swaps				$(7,224)

* Market price at February 29, 2020
** Includes interest purchased or sold but not yet collected of $4,312.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS
					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Bank of America	4/23/20	ILS	63,638	USD	18,494	$ (95)
Bank of America	4/23/20	USD	59,364	ILS	204,830	144
Citibank	4/23/20	ILS	212,165	USD	61,711	(370)
Citibank	4/23/20	USD	39,594	ILS	136,553	114
Goldman Sachs	4/23/20	ILS	78,660	USD	22,830	(88)
HSBC Bank	4/23/20	ILS	96,675	USD	28,066	(116)
JPMorgan Chase	4/23/20	ILS	14,767	USD	4,292	(23)
Morgan Stanley	4/23/20	ILS	80,308	USD	23,348	(129)
Morgan Stanley	4/23/20	USD	59,424	ILS	204,830	204
State Street	5/22/20	USD	162,127	EUR	148,593	(2,723)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(3,082)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 4,179 U. S. Treasury Long Bonds contracts	6/20	711,475	$26,084
Long, 18,433 U. S. Treasury Notes five year contracts	6/20	2,262,651	27,768
Long, 7,920 U. S. Treasury Notes ten year contracts	6/20	1,067,220	8,125
Long, 19,705 U. S. Treasury Notes two year contracts	6/20	4,302,156	26,297
Long, 8,481 Ultra U. S. Treasury Bonds contracts	6/20	1,759,807	78,649
Short, 23,250 Ultra U. S. Treasury Notes ten year
contracts	6/20	(3,492,586)	(70,235)
Net payments (receipts) of variation margin to date			(56,263)

Variation margin receivable (payable) on open futures contracts			$40,425

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)		Gain/Loss	Income
T. Rowe Price Institutional
Floating Rate Fund		$—	$(9,586)	$22,570
T. Rowe Price Institutional High
Yield Fund		6,751	(5,419)	2,161
T. Rowe Price Government
Reserve Fund		—	—	4,722
T. Rowe Price Short-Term Fund		—	—	—++
Totals		$6,751 #	$(15,005)	$29,453+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Institutional
Floating Rate Fund	$514,666	$184,214	$—	$689,294
T. Rowe Price Institutional
High Yield Fund	79,607	2,141	59,299	17,030
T. Rowe Price Government
Reserve Fund	301,125	¤	¤	325,157
T. Rowe Price Short-Term
Fund	831,382	¤	¤	275,156
				$1,306,637^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $29,453 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,310,662.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE NEW INCOME FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE NEW INCOME FUND

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 23,876,898	$ —	$ 23,876,898
Bond Mutual Funds	706,324	—	—	706,324
Short-Term Investments	325,157	—	—	325,157
Securities Lending Collateral	275,156	—	—	275,156
Total Securities	1,306,637	23,876,898	—	25,183,535
Swaps	—	6,175	—	6,175
Forward Currency Exchange Contracts	—	462	—	462
Futures Contracts	40,425	—	—	40,425
Total	$1,347,062	$ 23,883,535	$ —	$ 25,230,597
Liabilities
Swaps	$—	12,414	—	12,414
Forward Currency Exchange Contracts	—	3,544	—	3,544
Total	$—	$ 15,958	$ —	$ 15,958

1 Includes Corporate Bonds, Asset-Backed Securities, Bank Loans, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations
(Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities.